The Nature of Expenses - Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Amortization of intangible assets	$ 333	$ 394	$ 1,378
Cost of Revenues
Statement [line items]
Amortization of intangible assets	57	72	93
Operating Expenses
Statement [line items]
Amortization of intangible assets	$ 276	$ 322	$ 1,285